Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. federal
Current	$ 374	$ 312	$ 327
Deferred	(1,358)	1,102	(873)
Total	(984)	1,414	(546)
U.S. state and local
Current	161	345	(55)
Deferred	(370)	(358)	(85)
Total	(209)	(13)	(140)
Non-U.S.
Current	1,342	1,208	1,376
Deferred	(25)	(3,969)	(630)
Total	1,317	(2,761)	746
Total continuing operations provision for/(benefit from) income taxes	124	(1,360)	60
Discontinued operations provision for/(benefit from) income taxes	714	484	670
Provision for social security, real estate, personal property and other taxes	3,227	3,199	3,304
Total taxes included in net income	$ 4,065	$ 2,322	$ 4,034